LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Thousands	Feb. 29, 2024	Feb. 28, 2023
LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS
Long-term prepayments and other non-current assets	$ 14,359	$ 5,534